Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Total	Issued Capital	Additional paid-in capital	Other Reserves	Other comprehensive income	Retained Earnings	Treasury shares	Total	Non-Controlling interest
Balance at beginning of period at Dec. 31, 2018	R$ 2,091,712	R$ 21	R$ 927,895	R$ 947,696	R$ 209,165	R$ 0	R$ 0	R$ 2,084,777	R$ 6,935
Net income for the year	1,089,484					1,080,484		1,080,484	9,000
Other comprehensive income, net	388				388			388
Proceeds from the issuance of shares	4,504,826	2	4,504,824					4,504,826
Transactions costs from proceeds from the issuance of shares	(22,824)		(22,824)					(22,824)
Share based plan	5,371			5,371				5,371
Other changes in equity	(1,855)				374			374	(2,229)
Transfer to capital reserves	0			580,484		(580,484)
Dividends distributed	(511,143)					(500,000)		(500,000)	(11,143)
Balance at end of period at Dec. 31, 2019	7,155,959	23	5,409,895	1,533,551	209,927	0	0	7,153,396	2,563
Net income for the year	2,081,489					2,076,430		2,076,430	5,059
Other comprehensive income, net	21,079				21,079			21,079
Proceeds from the issuance of shares	1,412,930		1,412,930					1,412,930
Transactions costs from proceeds from the issuance of shares	(1,649)		(1,649)					(1,649)
Share based plan	232,791			232,785				232,785	6
Other changes in equity	582				(362)			(362)	944
Transfer to capital reserves	0			2,076,430		(2,076,430)
Dividends distributed	(5,567)								(5,567)
Balance at end of period at Dec. 31, 2020	10,897,614	23	6,821,176	3,842,766	230,644	0	0	10,894,609	3,005
Net income for the year	3,592,460					3,589,416		3,589,416	3,044
Other comprehensive income, net	(546,798)				(546,798)			(546,798)
Proceeds from the issuance of shares	112,642			112,642				112,642
Share based plan	561,457			561,455				561,455	2
Other changes in equity	(22,781)			(4,140)	(18,409)			(22,549)	(232)
Treasury shares	(171,939)						(171,939)	(171,939)
Transfer to capital reserves	0			3,589,416		(3,589,416)
Dividends distributed	(3,026)								(3,026)
Balance at end of period at Dec. 31, 2021	R$ 14,419,629	R$ 23	R$ 6,821,176	R$ 8,102,139	R$ (334,563)	R$ 0	R$ (171,939)	R$ 14,416,836	R$ 2,793